FINANCIAL INSTRUMENTS AND DERIVATIVES Balance Sheet Offsetting (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	$ 48,811,000	$ 7,837,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	48,811,000	7,837,000
Derivative, Collateral, Obligation to Return Securities	(9,138,000)	(7,151,000)
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	39,673,000	686,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	10,703,000	74,479,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	10,703,000	74,479,000
Derivative, Collateral, Obligation to Return Securities	(9,138,000)	(7,151,000)
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	1,565,000	67,328,000
Foreign Exchange Contract
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	45,377,000	4,900,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	45,377,000	4,900,000
Derivative, Collateral, Obligation to Return Securities	(7,797,000)	(4,641,000)
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	37,580,000	259,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	9,208,000	13,548,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	9,208,000	13,548,000
Derivative, Collateral, Obligation to Return Securities	(8,186,000)	(3,467,000)
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	1,022,000	10,081,000
Commodity Contract [Member]
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized		1,000
Gross Amount Offset in the Consolidated Balance Sheets		0
Net Amounts Presented in the Consolidated Balance Sheets		1,000
Derivative, Collateral, Obligation to Return Securities		(1,000)
Derivative, Collateral, Obligation to Return Cash		0
Derivative Asset, Fair Value, Amount Offset Against Collateral		0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	235,000	435,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	235,000	435,000
Derivative, Collateral, Obligation to Return Securities	0	(1,000)
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	235,000	434,000
Dio Equity Option Contracts [Member]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	115,000	142,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	115,000	142,000
Derivative, Collateral, Obligation to Return Securities	0	0
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	115,000	142,000
Interest Rate Swap
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	751,000	2,406,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	751,000	2,406,000
Derivative, Collateral, Obligation to Return Securities	(274,000)	(1,979,000)
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	477,000	427,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	1,145,000	1,226,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	1,145,000	1,226,000
Derivative, Collateral, Obligation to Return Securities	(952,000)	(62,000)
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative Liability, Fair Value, Amount Offset Against Collateral	193,000	1,164,000
Cross Currency Basis Swaps Member
Derivative Asset, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized	2,683,000	530,000
Gross Amount Offset in the Consolidated Balance Sheets	0	0
Net Amounts Presented in the Consolidated Balance Sheets	2,683,000	530,000
Derivative, Collateral, Obligation to Return Securities	(1,067,000)	(530,000)
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative Asset, Fair Value, Amount Offset Against Collateral	$ 1,616,000	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral [Abstract]
Gross Amounts Recognized		59,128,000
Gross Amount Offset in the Consolidated Balance Sheets		0
Net Amounts Presented in the Consolidated Balance Sheets		59,128,000
Derivative, Collateral, Obligation to Return Securities		(3,621,000)
Derivative, Collateral, Right to Reclaim Cash		0
Derivative Liability, Fair Value, Amount Offset Against Collateral		$ 55,507,000